Condensed Financial Information of the Company (Tables)	12 Months Ended
Aug. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	As of August 31, 2021	As of August 31, 2022	As of August 31, 2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,150	1,510	219
Restricted cash	12,046	-	-
Short-term investments	68,575	14,160	2,055
Amounts due from subsidiaries	2,081,389	-	-
Total current assets and total assets	2,189,160	15,670	2,274

Liabilities and Shareholders’ Equity

Current liabilities:
Short-term loans		1,516	220
Loan payables	-	31,001	4,500
Accrued expenses and other current liabilities	13,019	56,884	8,257
Long-term loan, current portion	400,932	421,880	61,240
Total current liabilities	413,951	511,281	74,217

Non-current liabilities:
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	5,934,617	4,620,700	670,734
Convertible Senior Notes	226,114	241,115	35,000
Amounts due to subsidiaries	246,127	-	-
Total non-current liabilities	6,406,858	4,861,815	705,734

Total liabilities	6,820,809	5,373,096	779,951

Commitments and contingencies

Shareholders’ equity
Class A ordinary shares (US$0.000001 par value; 37,703,157,984 shares and 40,000,000,000 shares authorized; 4,321,229,545 issued and outstanding as of August 31, 2021 and 14,611,659,561 issued and outstanding as of August 31, 2022, respectively)	26	97	14
Class B ordinary shares (US$0.000001 par value; 2,296,842,016 and nil issued and outstanding as of August 31, 2021 and August 31, 2022, respectively)	16	-	-
Additional paid-in capital	5,337,962	5,829,135	846,151
Treasury stock	(344)	-	-
Statutory reserves	16,427	16,427	2,385
Accumulated deficits	(10,078,429)	(11,242,003)	(1,631,877)
Accumulated other comprehensive income	92,693	38,918	5,650
Total shareholders’ equity	(4,631,649)	(5,357,426)	(777,677)

Total liabilities and shareholders’ equity	2,189,160	15,670	2,274

Schedule of condensed statements of income/(loss)
	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing	(674)	(110)	-	-
General and administrative	(140,821)	(62,492)	(367,698)	(53,375)
Interest income	2,083	5,678	4	1
Interest expense	(58,857)	(51,335)	(50,953)	(7,396)
Foreign exchange gain/(loss)	4,336	(1,655)	18	3
Share of loss in subsidiaries, VIEs and VIEs’ subsidiaries	(535,896)	(4,877,653)	(744,945)	(108,136)
Loss before income tax provision	(729,829)	(4,987,567)	(1,163,574)	(168,903)
Provision for income tax	-	-	-	-
Net loss attributable to ordinary shareholders of Meta Data Limited	(729,829)	(4,987,567)	(1,163,574)	(168,903)

Net loss	(729,829)	(4,987,567)	(1,163,574)	(168,903)
Unrealized gain on available-for-sale investments, net of tax	1,676	-11,695	-	-
Foreign currency translation adjustment	10,343	5,221	(53,775)	(7,806)
Comprehensive loss	$(717,810)	$(4,994,041)	$(1,217,349)	$(176,709)

Schedule of condensed statements of cash flows
	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(55,947)	(54,033)	(253,029)	(36,729)
Net cash (used in) provided by investing activities	(117,034)	219,010	58,965	8,559
Net cash (used in) provided by financing activities	(63,113)	(521,109)	211,361	30,680
Effect of exchange rate changes	(46,684)	109,968	(54,983)	(7,981)
Net decrease in cash and cash equivalents and restricted cash	(282,778)	(246,164)	(37,686)	(5,471)
Cash and cash equivalents and restricted cash, at beginning of year	568,138	285,360	39,196	5,690
Cash and cash equivalents and restricted cash, at end of year	285,360	39,196	1,510	219